Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss and credit carry forwards	$ 25,354	$ 32,294	$ 34,961
Deferred revenue	5,373	6,563	5,084
Non-deductible accruals	8,316	4,825	3,028
Equity compensation	3,503
Equity investment	633	653	692
Amortization of intangible assets	472	720	656
Tax credits	2,914	384	120
Other	1,248	1,671	657
Total deferred tax assets	47,813	47,110	45,198
Valuation allowance	(40,596)	(41,216)	(39,347)	$ (35,208)
Net deferred tax assets	7,217	5,894	5,851
Deferred tax liabilities:
Deferred revenue		(615)	(3,497)
Depreciation	(1,714)	(1,831)	(1,368)
Other	(423)	(1,787)	(41)
Total deferred tax liabilities	(2,137)	(4,233)	(4,906)
Net deferred tax assets	$ 5,080	$ 1,661	$ 945